Prepaid And Other Expenses (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Sep. 30, 2013
Prepaid And Other Expenses Details Narrative
Prepaid expenses and other	$ 1,226,054	$ 1,007,068	$ 1,783,805
Doing business bond paid	1,488,778
Deposit to vendor	517,867
Prepayment on monitoring center	$ 1,160,000